BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Impact of adopting IFRS 9 (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Financial assets before application of ifrs 9	¥ 199,816,799
Expected credit losses	(150,909)
Fair value adjustment	15,114
Financial assets after application of ifrs 9	199,681,004
Financial liabilities before application of ifrs 9	134,074,203
Fair value adjustment	3,641
Financial liabilities after application of ifrs 9	134,077,844
Provision for impairment
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Financial assets before application of ifrs 9	46,699,434	¥ 2,219,224
Expected credit losses	(150,909)
Fair value adjustment	15,114	150,909
Financial assets after application of ifrs 9	46,563,639	2,370,133
Deferred tax liabilities
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Financial liabilities before application of ifrs 9	993,742
Fair value adjustment	3,641
Financial liabilities after application of ifrs 9	997,383
Trade and notes receivables
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Expected credit losses	(112,407)
Trade and notes receivables | Provision for impairment
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Financial assets before application of ifrs 9		546,102
Fair value adjustment		112,407
Financial assets after application of ifrs 9		658,509
Trade and notes receivables | Loans and receivables
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Financial assets before application of ifrs 9	8,008,937
Trade and notes receivables | Amortized cost
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Financial assets after application of ifrs 9	7,896,530
Other current assets
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Expected credit losses	(38,502)
Other current assets | Provision for impairment
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Financial assets before application of ifrs 9		1,673,122
Fair value adjustment		38,502
Financial assets after application of ifrs 9		¥ 1,711,624
Other current assets | Loans and receivables
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Financial assets before application of ifrs 9	6,487,548
Other current assets | Amortized cost
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Financial assets after application of ifrs 9	6,449,046
Other non-current assets | Loans and receivables
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Financial assets before application of ifrs 9	261,156
Other non-current assets | Amortized cost
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Financial assets after application of ifrs 9	261,156
Financial assets at fair value through profit or loss | Financial assets at fair value through profit or loss
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Financial assets before application of ifrs 9	9,534
Financial assets after application of ifrs 9	9,534
Cash and cash equivalents | Loans and receivables
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Financial assets before application of ifrs 9	27,835,866
Cash and cash equivalents | Amortized cost
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Financial assets after application of ifrs 9	27,835,866
Restricted cash | Loans and receivables
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Financial assets before application of ifrs 9	2,168,192
Restricted cash | Amortized cost
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Financial assets after application of ifrs 9	2,168,192
Available-for-sale financial investments
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Re-classification	(1,928,201)
Available-for-sale financial investments | Financial assets available-for-sale
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Financial assets before application of ifrs 9	1,928,201
Equity investments designated at fair value through other comprehensive income
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Re-classification	1,928,201
Fair value adjustment	15,114
Equity investments designated at fair value through other comprehensive income | Equity investments designated at fair value through other comprehensive income
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Financial assets after application of ifrs 9	¥ 1,943,315